INFLATION FOCUSED FUND
INVESTMENT OBJECTIVE
The Fund's primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle.
As a secondary objective, the Fund seeks current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 29 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" on page 45 of the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Inflation Focused Fund	Class A		Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	(1.00%)	[2]	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Inflation Focused Fund		Class A	Class C		Class F	Class I	Class R2	Class R3
Management Fees		0.40%	0.40%		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.20%	1.00%	[1]	0.10%	none	0.60%	0.50%
Other Expenses	[2]	0.22%	0.22%		0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		0.82%	1.62%		0.72%	0.62%	1.22%	1.12%
Management Fee Waiver and/or Expense Reimbursement	[3]	(0.07%)	(0.07%)		(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Management Fee Waiver and Expense Reimbursement	[3]	0.75%	1.55%		0.65%	0.55%	1.15%	1.05%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more.
[2]	Based on estimated amounts for the current fiscal year.
[3]	For the period April 20, 2011 through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, if any, do not exceed an annual rate of 0.55%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years
Class A	300	474
Class C	158	504
Class F	66	223
Class I	56	191
Class R2	117	380
Class R3	107	349

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years
Class A	300	474
Class C	158	504
Class F	66	223
Class I	56	191
Class R2	117	380
Class R3	107	349

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. The Fund does not show any portfolio turnover because the Fund is newly organized and has not commenced operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

For purposes of its investment objective, the Fund uses the Consumer Price Index ("CPI") for All Urban Consumers ("CPI-U") to measure the rate of inflation in the U.S. economy. The Fund pursues its investment objective by combining inflation-linked derivatives and inflation-indexed fixed income securities (collectively, "Inflation-Linked Investments") with a portfolio of fixed income securities. In addition, the Fund may buy or sell Treasury futures or interest rate swaps to actively manage its portfolio duration. The use of the term "Inflation Focused" in the Fund's name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy that seeks investment returns that exceed the rate of inflation in the U.S. economy over time. In the Fund's view, exceeding the rate of inflation in the U.S. economy could mean achieving greater gains than the CPI-U during periods of anticipated or actual inflation or sustaining smaller losses than the CPI-U during periods of anticipated or actual deflation.

The percentage of the Fund's assets that is invested in Inflation-Linked Investments and the types of Inflation-Linked Investments used by the Fund may vary depending on inflationary trends and expectations. The Fund may use Inflation-Linked Investments to a greater extent during periods when the Fund's portfolio management team believes that there will be rising inflation as compared to periods when the portfolio management team believes that inflation will be low, declining, or negative. The Fund will invest the remainder of its assets primarily in fixed income securities of various types, as discussed in more detail below. Because the Fund uses Inflation-Linked Investments as a speculative tool, the Fund is designed for long-term investors and may not be appropriate for investors who are looking to protect their purchasing power in the near term.

The specific types of Inflation-Linked Investments that the Fund may use include:

•

Inflation-Linked Derivatives. The Fund may invest substantially in inflation-linked derivatives, primarily CPI swaps. A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund normally may enter into CPI swaps on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap's maturity date, at which point the payments are netted. Conversely, the Fund may enter into CPI swaps on a year-over-year basis, in which the one party pays an annual fixed rate on some notional amount at specified intervals (i.e., monthly, annually, etc.), while the other party pays the annual year-over-year inflation rate at specified intervals.

The Fund may invest substantially in other types of derivatives, including options, futures contracts, and swap agreements for speculative or hedging purposes. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund is not registered as or subject to regulation as a commodity pool operator under the Commodity Exchange Act. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover its obligations relating to CPI swaps and other derivative transactions.

•

Inflation-Indexed Fixed Income Securities. Inflation-indexed fixed income securities are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments. The Fund may invest in Treasury Inflation Protected Securities ("TIPS"), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the CPI, and other inflation-indexed securities issued by the U.S. Department of the Treasury. In addition to investing in TIPS, the Fund also may invest in sovereign inflation-indexed fixed income securities (sometimes referred to as "linkers") issued by non-U.S. governments. To the extent that the Fund invests in such non-U.S. inflation-indexed fixed income securities that are denominated in foreign currencies, the Fund will limit such investments in accordance with the limitations described further below.

The Fund invests the remainder of its assets primarily in fixed income securities of various types and will use such securities to cover its obligations under CPI swaps and other derivative transactions. Among such fixed income securities in which the Fund may invest without limitation are investment grade:

•	Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

•	Debt securities of U.S. issuers;

•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars; and

•

Mortgage-backed, mortgage-related and other asset-backed securities, including collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, and stripped mortgage-backed securities (SMBS).

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other investments:

•	High-yield debt securities (sometimes called "lower-rated bonds" or "junk bonds");

•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

•	Senior loans, including bridge loans, novations, assignments, and participations; and

•	Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage the average duration of the securities it holds in its portfolio and hedge interest rate risk by investing in Treasury futures and interest rate swaps.

The Fund generally will sell a security when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in Inflation-Linked Investments and fixed income securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

New Fund Risk: The Fund is newly organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy, particularly with respect to its Inflation-Linked Investments.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The success of the Fund's investment strategies will largely depend on the extent to which the Fund's portfolio management correctly forecasts inflationary trends and expectations. To the extent that the Fund's portfolio management incorrectly forecasts inflationary trends and expectations, the Fund may incur additional losses during non-inflationary periods or fail to achieve investment returns that exceed the rate of inflation during inflationary periods.

•

Inflation-Linked Investments Risk: Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund's use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

•

Derivatives Risk: The Fund may invest substantially in inflation-linked derivatives and other types of derivatives for speculative or hedging purposes and is exposed to the risk that the value of a derivative instrument does not move in correlation with the value of an underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives are or will become illiquid and that the counterparty may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund's use of derivatives is successful will depend on, among other things, the Fund's ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund's performance could suffer.

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

•

Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund's high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Therefore, there may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The Fund's investments in floating or adjustable rate senior loans, many of which are rated below investment grade, are subject to increased credit and liquidity risks.

•

Foreign Investments Risk: The Fund's investment exposure to foreign (which may include emerging market) issuers generally is subject to the risk that the value of securities issued by foreign issuers may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. These risks generally are greater for emerging market securities.

•

Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Corporation ("Freddie Mac") securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund's overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.

•

Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE
This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 19, 2011
Registrant Name	dei_EntityRegistrantName	LORD ABBETT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000911507
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2011
Prospectus Date	rr_ProspectusDate	Apr 20, 2011
Lord Abbett Inflation Focused Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	300
3 Years	rr_ExpenseExampleYear03	474
1 Year	rr_ExpenseExampleNoRedemptionYear01	300
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Lord Abbett Inflation Focused Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[3]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	504
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	504
Lord Abbett Inflation Focused Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	223
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	223
Lord Abbett Inflation Focused Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	191
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	191
Lord Abbett Inflation Focused Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	380
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	380
Lord Abbett Inflation Focused Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[3]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	349
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	349
Lord Abbett Inflation Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INFLATION FOCUSED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 29 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" on page 45 of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. The Fund does not show any portfolio turnover because the Fund is newly organized and has not commenced operations as of the date of this prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

For purposes of its investment objective, the Fund uses the Consumer Price Index ("CPI") for All Urban Consumers ("CPI-U") to measure the rate of inflation in the U.S. economy. The Fund pursues its investment objective by combining inflation-linked derivatives and inflation-indexed fixed income securities (collectively, "Inflation-Linked Investments") with a portfolio of fixed income securities. In addition, the Fund may buy or sell Treasury futures or interest rate swaps to actively manage its portfolio duration. The use of the term "Inflation Focused" in the Fund's name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy that seeks investment returns that exceed the rate of inflation in the U.S. economy over time. In the Fund's view, exceeding the rate of inflation in the U.S. economy could mean achieving greater gains than the CPI-U during periods of anticipated or actual inflation or sustaining smaller losses than the CPI-U during periods of anticipated or actual deflation.

The percentage of the Fund's assets that is invested in Inflation-Linked Investments and the types of Inflation-Linked Investments used by the Fund may vary depending on inflationary trends and expectations. The Fund may use Inflation-Linked Investments to a greater extent during periods when the Fund's portfolio management team believes that there will be rising inflation as compared to periods when the portfolio management team believes that inflation will be low, declining, or negative. The Fund will invest the remainder of its assets primarily in fixed income securities of various types, as discussed in more detail below. Because the Fund uses Inflation-Linked Investments as a speculative tool, the Fund is designed for long-term investors and may not be appropriate for investors who are looking to protect their purchasing power in the near term.

The specific types of Inflation-Linked Investments that the Fund may use include:

•

Inflation-Linked Derivatives. The Fund may invest substantially in inflation-linked derivatives, primarily CPI swaps. A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund normally may enter into CPI swaps on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap's maturity date, at which point the payments are netted. Conversely, the Fund may enter into CPI swaps on a year-over-year basis, in which the one party pays an annual fixed rate on some notional amount at specified intervals (i.e., monthly, annually, etc.), while the other party pays the annual year-over-year inflation rate at specified intervals.

The Fund may invest substantially in other types of derivatives, including options, futures contracts, and swap agreements for speculative or hedging purposes. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund is not registered as or subject to regulation as a commodity pool operator under the Commodity Exchange Act. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover its obligations relating to CPI swaps and other derivative transactions.

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Inflation-Indexed Fixed Income Securities. Inflation-indexed fixed income securities are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments. The Fund may invest in Treasury Inflation Protected Securities ("TIPS"), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the CPI, and other inflation-indexed securities issued by the U.S. Department of the Treasury. In addition to investing in TIPS, the Fund also may invest in sovereign inflation-indexed fixed income securities (sometimes referred to as "linkers") issued by non-U.S. governments. To the extent that the Fund invests in such non-U.S. inflation-indexed fixed income securities that are denominated in foreign currencies, the Fund will limit such investments in accordance with the limitations described further below.

The Fund invests the remainder of its assets primarily in fixed income securities of various types and will use such securities to cover its obligations under CPI swaps and other derivative transactions. Among such fixed income securities in which the Fund may invest without limitation are investment grade:

•	Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

•	Debt securities of U.S. issuers;

•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars; and

•

Mortgage-backed, mortgage-related and other asset-backed securities, including collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, and stripped mortgage-backed securities (SMBS).

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other investments:

•	High-yield debt securities (sometimes called "lower-rated bonds" or "junk bonds");

•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

•	Senior loans, including bridge loans, novations, assignments, and participations; and

•	Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage the average duration of the securities it holds in its portfolio and hedge interest rate risk by investing in Treasury futures and interest rate swaps.

The Fund generally will sell a security when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in Inflation-Linked Investments and fixed income securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

New Fund Risk: The Fund is newly organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy, particularly with respect to its Inflation-Linked Investments.

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Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The success of the Fund's investment strategies will largely depend on the extent to which the Fund's portfolio management correctly forecasts inflationary trends and expectations. To the extent that the Fund's portfolio management incorrectly forecasts inflationary trends and expectations, the Fund may incur additional losses during non-inflationary periods or fail to achieve investment returns that exceed the rate of inflation during inflationary periods.

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Inflation-Linked Investments Risk: Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund's use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

•

Derivatives Risk: The Fund may invest substantially in inflation-linked derivatives and other types of derivatives for speculative or hedging purposes and is exposed to the risk that the value of a derivative instrument does not move in correlation with the value of an underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives are or will become illiquid and that the counterparty may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund's use of derivatives is successful will depend on, among other things, the Fund's ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund's performance could suffer.

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Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

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Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund's high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Therefore, there may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The Fund's investments in floating or adjustable rate senior loans, many of which are rated below investment grade, are subject to increased credit and liquidity risks.

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Foreign Investments Risk: The Fund's investment exposure to foreign (which may include emerging market) issuers generally is subject to the risk that the value of securities issued by foreign issuers may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. These risks generally are greater for emerging market securities.

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Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Corporation ("Freddie Mac") securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund's overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

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Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.

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Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calendar year

[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]	For the period April 20, 2011 through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, if any, do not exceed an annual rate of 0.55%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more.